Material Accounting Policies (Details) - Schedule of Right-of-Use Assets by Class of Underlying Asset	12 Months Ended
Dec. 31, 2023
Land and buildings [member]
Schedule of Quantitative Information About Right of Use Assets [Line Items]
Right use of asset	3 years
Motor vehicles [member]
Schedule of Quantitative Information About Right of Use Assets [Line Items]
Right use of asset	3 years
Bottom of Range [Member] | Land and buildings [member]
Schedule of Quantitative Information About Right of Use Assets [Line Items]
Right use of asset	1 year
Bottom of Range [Member] | Motor vehicles [member]
Schedule of Quantitative Information About Right of Use Assets [Line Items]
Right use of asset	1 year
Top of Range [Member] | Land and buildings [member]
Schedule of Quantitative Information About Right of Use Assets [Line Items]
Right use of asset	12 years
Top of Range [Member] | Motor vehicles [member]
Schedule of Quantitative Information About Right of Use Assets [Line Items]
Right use of asset	5 years